Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Remaining Contractual Maturity) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2019	Mar. 31, 2018
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	[1]	¥ 14,640	¥ 16,657
Securities lending transactions	[1]	1,798	1,833
Total		16,438	18,490
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		2,596	255
Securities lending transactions		1,012	1,270
Total		3,608	1,525
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		8,537	11,669
Securities lending transactions		473	355
Total		9,010	12,024
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		2,403	3,676
Total		2,403	3,676
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		1,104	1,057
Securities lending transactions		313	208
Total		¥ 1,417	¥ 1,265

[1]	Amounts exceeded the gross amounts recognized in Note 29 "Offsetting of financial assets and financial liabilities" by ¥1,345 billion and ¥1,194 billion, at March 31, 2018 and 2019, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.